Debt (Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Debt [Line Items]
Term loan	$ 237,500	$ 185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106
Long-term debt and capital lease obligations, including current maturities	615,224	524,663
Less current installments	(27,334)	(22,091)
Long-term debt, less current installments	$ 587,890	$ 502,572